LONGTERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Long-term Investments
	Fair Value December 31, 2022	Net Additions	Movements in foreign exchange	Fair value adjustments for the period	Fair Value December 31, 2023
Talisker Resources Common Shares	$1,640	$-	$24	$(882)	$782
Silver Wolf Exploration Ltd. Common Shares	51	36	(1)	(15)	71
Endurance Gold Corp. Common Shares	55	60	-	(34)	81
	$1,746	$96	$23	$(931)	$934